CAPITAL STOCK (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 02, 2016	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		2,000,000,000		2,000,000,000	2,000,000,000
Common stock, par value		$ 0.001		$ 0.001	$ 0.001
Preferred stock shares authorized				20,000,000
Preferred stock, par value		$ 0.001		$ 0.001
Common stock, shares issued		733,766,705		604,150,321	276,383,093
Common stock, shares outstanding		733,766,705		604,150,321	276,383,093
Conversion of shares			14,733,333	14,733,333	27,449,011
Principal amount		$ 38,750	$ 218,750	$ 345,000	$ 368,011
Accrued interest payable				$ 20,424
Number of shares issued			4,000,000	4,000,000
Number of shares issued, value			$ 20,000	$ 20,000	416,200
Decrease in derivative liabilities		$ 30,750	166,841	$ 263,780	361,172
Accrued interest payable			$ 13,125		$ 34,505
Preferred stock, shares issued		20,000,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares converted	221		221	221	593
Conversion of shares, value		$ 22,100		$ 22,100	$ 59,300
Accrued interest payable		264,530		$ 264,530
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of shares			162,860,569	331,612,439	143,045,532
Conversion of shares			144,127,236	312,879,106	76,063,187
Number of shares issued			4,000,000	4,000,000	27,449,011
Number of shares issued, value			$ 4,000	$ 4,000	$ 27,449
Number of shares returned and cancelled				3,845,211
Amount of shares returned and cancelled				$ 3,845
Accrued interest payable		$ 2,221
Number of shares issued		129,616,384
Common Stock [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					39,533,334
Number of shares issued, value					$ 416,200
Common Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of shares	14,733,333			14,733,333	39,533,334
Conversion of shares, value	$ 22,100			$ 22,100	$ 59,300